Investment program (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 option
EBP, Description of Plan [Line Items]
Number of investment options	30
Target Date Funds
EBP, Description of Plan [Line Items]
Number of investment options	10
Core Investment Funds
EBP, Description of Plan [Line Items]
Number of investment options	20
Fixed Income Funds
EBP, Description of Plan [Line Items]
Number of investment options	6
Equity Funds, Domestic
EBP, Description of Plan [Line Items]
Number of investment options	9
Equity Funds, Index, Domestic
EBP, Description of Plan [Line Items]
Number of investment options	5
International Equity Funds
EBP, Description of Plan [Line Items]
Number of investment options	3
International Equity Funds. Index
EBP, Description of Plan [Line Items]
Number of investment options	2
Emerging Markets Equity Index Fund
EBP, Description of Plan [Line Items]
Number of investment options	1